UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-22448

American Funds Tax-Exempt Fund of New York

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: July 31

Date of reporting period: October 31, 2017

Steven I. Koszalka

American Funds Tax-Exempt Fund of New York

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

American Funds Tax-Exempt Fund of New York®

Investment portfolio

October 31, 2017

unaudited

Bonds, notes & other debt instruments 92.88% New York 90.84% State issuers 48.57%	Principal?amount (000)	Value (000)
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Series 2016-A, 0% 2054	$1,000	$226
Convention Center Dev. Corp., Rev. Ref. Bonds (Hotel Unit Fee Secured), 5.00% 2030	300	356
Convention Center Dev. Corp., Rev. Ref. Bonds (Hotel Unit Fee Secured), 5.00% 2035	840	979
Dobbs Ferry Local Dev. Corp., Rev. Bonds, Series 2014, 5.00% 2039	1,625	1,864
Dobbs Ferry Local Dev. Corp., Rev. Bonds, Series 2014, 5.00% 2044	500	571
Dev. Auth., Personal Income Tax Rev. Bonds (General Purpose), Series 2017-A, 5.00% 2032	1,000	1,194
Dormitory Auth., Columbia University Rev. Bonds, Series 2017-A, 5.00% 2047	500	681
Dormitory Auth., Columbia University Rev. Green Bonds, Series 2016-A-1, 5.00% 2026	500	628
Dormitory Auth., Consolidated Service Contract Rev. Ref. Bonds, Series 2010, 5.00% 2020	500	549
Dormitory Auth., Culinary Institute of America Rev. Bonds, Series 2013, 5.50% 2033	500	584
Dormitory Auth., Fordham University Rev. Bonds, Series 2011-A, 5.50% 2036	1,000	1,139
Dormitory Auth., Icahn School of Medicine at Mount Sinai Rev. Bonds, Series 2015-A, 5.00% 2031	500	575
Dormitory Auth., Icahn School of Medicine at Mount Sinai Rev. Bonds, Series 2015-A, 5.00% 2035	1,000	1,134
Dormitory Auth., Icahn School of Medicine at Mount Sinai Rev. Bonds, Series 2015-A, 5.00% 2040	250	280
Dormitory Auth., Miriam Osborn Memorial Home Association Rev. Ref. Bonds, Series 2012, 5.00% 2042	970	1,005
Dormitory Auth., Mount Sinai School of Medicine of New York University, Rev. Ref. Bonds, Series 2010-A, 5.00% 2021	1,000	1,092
Dormitory Auth., New School Rev. Bonds, Series 2010, 5.25% 2021 (preref. 2020)	500	552
Dormitory Auth., New School Rev. Bonds, Series 2010, 5.50% 2040 (preref. 2020)	500	556
Dormitory Auth., New School Rev. Bonds, Series 2015-A, 5.00% 2032	1,000	1,168
Dormitory Auth., New School Rev. Bonds, Series 2016-A, 5.00% 2035	500	577
Dormitory Auth., New York School Dist. Rev. Bonds, Series 2017-A, 5.00% 2025	1,000	1,214
Dormitory Auth., North Shore-Long Island Jewish Obligated Group Rev. Bonds, Series 2011-A, 5.00% 2032 (preref. 2021)	1,500	1,686
Dormitory Auth., NYU Hospitals Center Rev. Bonds, 5.00% 2022	200	229
Dormitory Auth., NYU Hospitals Center Rev. Bonds, 5.00% 2034	1,000	1,153
Dormitory Auth., NYU Hospitals Center Rev. Bonds, Series 2011-A, 6.00% 2040 (preref. 2020)	1,000	1,125
Dormitory Auth., NYU Hospitals Center Rev. Bonds, Series 2016-A, 5.00% 2033	400	463
Dormitory Auth., Orange Regional Medical Center Obligated Group Rev. Bonds, Series 2008, 6.25% 2037 (preref. 2018)	1,000	1,055
Dormitory Auth., Orange Regional Medical Center Obligated Group Rev. Bonds, Series 2015, 5.00% 20321	600	659
Dormitory Auth., Orange Regional Medical Center Obligated Group Rev. Bonds, Series 2017, 5.00% 20311	1,000	1,114
Dormitory Auth., Personal Income Tax Rev. Bonds (General Purpose), Series 2017-B, 5.00% 2041	750	877
Dormitory Auth., School Dist. Rev. Bond Fncg. Program Rev. Bonds, Series 2011-A, 5.00% 2024	500	569
Dormitory Auth., School Dist. Rev. Bond Fncg. Program Rev. Bonds, Series 2013-E, Assured Guaranty Municipal insured, 5.00% 2022	1,000	1,166
Dormitory Auth., School Dist. Rev. Bond Fncg. Program Rev. Bonds, Series 2016-A, 5.00% 2022	1,000	1,163
Dormitory Auth., School Dist. Rev. Bond Fncg. Program Rev. Bonds, Series 2016-A, 5.00% 2033	1,000	1,172
Dormitory Auth., Skidmore College Rev. Bonds, Series 2011-A, 5.50% 2041	1,110	1,250
Dormitory Auth., State Personal Income Tax Rev. Bonds (Education), Series 2014-E, 5.00% 2032	750	889
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2016-A, 5.00% 2039	365	425
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2017-B, 5.00% 2033	2,000	2,395
Dormitory Auth., State University of New York Dormitory Facs., Lease Rev. Bonds, Series 2010-A, 5.00% 2035	1,000	1,096
Dormitory Auth., State University of New York Dormitory Facs., Rev. Bonds, Series 2017-A, 5.00% 2030	750	909
Dormitory Auth., State University of New York Dormitory Facs., Rev. Bonds, Series 2017-A, 5.00% 2032	500	600

American Funds Tax-Exempt Fund of New York — Page 1 of 9

unaudited

Bonds, notes & other debt instruments New York (continued) State issuers (continued)	Principal?amount (000)	Value (000)
Dormitory Auth., Touro College and University System Obligated Group Rev. Bonds, Series 2014-A, 5.50% 2039	$1,000	$1,102
Energy Research and Dev. Auth., Pollution Control Rev. Ref. Bonds (New York State Electric & Gas Corp. Project), Series 2005-B, AMT, 2.375% 2026 (put 2020)	300	307
Environmental Facs. Corp., Rev. Green Bonds (Revolving Funds), Series 2016-B, 4.00% 2036	2,000	2,173
Environmental Facs. Corp., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2017, AMT, 3.75% 2044 (put 2019)1	500	500
Hudson Yards Infrastructure Corp., Rev. Bonds, Fiscal 2012, Series A, 5.25% 2047	1,000	1,109
Hudson Yards Infrastructure Corp., Rev. Bonds, Fiscal 2017, Series 2017-A, 5.00% 2033	1,000	1,191
Hudson Yards Infrastructure Corp., Rev. Bonds, Fiscal 2017, Series 2017-A, 5.00% 2035	2,000	2,363
Hudson Yards Infrastructure Corp., Rev. Bonds, Series 2011-A, 5.75% 2047	455	519
Hudson Yards Infrastructure Corp., Rev. Bonds, Series 2011-A, 5.75% 2047 (preref. 2021)	545	624
Liberty Dev. Corp., Liberty Rev. Bonds (Goldman Sachs Headquarters Issue), Series 2005, 5.25% 2035	1,000	1,281
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (3 World Trade Center Project), Series 2014, Class 2, 5.15% 20341	1,250	1,384
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (3 World Trade Center Project), Series 2014, Class 2, 5.375% 20401	350	390
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (3 World Trade Center Project), Series 2014, Class 3, 7.25% 20441	375	452
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (4 World Trade Center Project), Series 2011, 5.00% 2031	1,500	1,694
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (Bank of America Tower at One Bryant Park Project), Series 2010, 6.375% 2049	1,500	1,613
Metropolitan Transportation Auth., Dedicated Tax Fund Bonds, Series 2004-C, AMBAC insured, 5.50% 2017	1,000	1,002
Metropolitan Transportation Auth., Dedicated Tax Fund Rev. Ref. Bonds, Series 2002-B-3D, (SIFMA Municipal Swap Index + 1.00%) 1.92% 20202	2,000	2,038
Metropolitan Transportation Auth., Hudson Rail Yards Trust Obligations, Series 2016-A, 5.00% 2051	500	548
Metropolitan Transportation Auth., Hudson Rail Yards Trust Obligations, Series 2016-A, 5.00% 2056	750	843
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2012-E, 5.00% 2031 (preref. 2022)	1,000	1,150
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-D-1, 5.00% 2039	250	290
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-2, (SIFMA Municipal Swap Index + 0.58%) 1.50% 2039 (put 2020)2	500	502
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-C-1, 5.00% 2035	1,750	2,056
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-C-1, 5.25% 2030	280	340
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2016-C-1, 4.00% 2041	1,000	1,061
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2017-A-1, 5.25% 2057	750	884
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2002-D-2A, Assured Guaranty Municipal insured, (1-month USD-LIBOR x 0.69 + 0.68%) 1.532% 2032 (put 2021)2	600	607
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-B, 5.00% 2028	1,000	1,252
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 178, 3.50% 2043	415	431
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 191, AMT, 3.50% 2034	540	560
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 194, AMT, 3.50% 2035	645	673
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 195, 4.00% 2046	1,880	2,036
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 197, 3.50% 2044	885	935
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 200, 3.50% 2045	315	335
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 203, 3.50% 2047	1,000	1,062
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 206, AMT, 4.00% 2037	685	740
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 46, 5.00% 2029	60	61
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 52, 4.00% 2047	1,750	1,896
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 52, AMT, 3.50% 2030	970	1,017
Mortgage Agcy., Homeowner Mortgage Rev. Ref. Bonds, Series 45, 4.50% 2029	170	174
Mortgage Agcy., Homeowner Mortgage Rev. Ref. Bonds, Series 48, 2.625% 2041	475	483
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2011, Series 2011-C, 5.25% 2025	700	782
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2011, Series 2011-C, 5.25% 2025 (preref. 2020)	300	335
Port Auth., Consolidated Bonds, Series 166, 5.00% 2031	1,000	1,110
Port Auth., Consolidated Bonds, Series 2017-205, 5.00% 2047	1,000	1,171
Port Auth., Consolidated Rev. Ref. Bonds, Series 167, AMT, 5.00% 2025	1,000	1,111

American Funds Tax-Exempt Fund of New York — Page 2 of 9

unaudited

Bonds, notes & other debt instruments New York (continued) State issuers (continued)	Principal?amount (000)	Value (000)
Port Auth., Consolidated Rev. Ref. Bonds, Series 172, AMT, 5.00% 2034	$500	$557
Port Auth., Consolidated Rev. Ref. Bonds, Series 186, AMT, 5.00% 2044	500	564
Port Auth., Special Project Bonds (JFK International Air Terminal LLC Project), Series 8, 5.00% 2020	1,000	1,085
Power Auth., Rev. Ref. Bonds, Series 2011-A, 5.00% 2038	1,500	1,680
Thruway Auth., General Rev. Bonds, Series 2014-J, 5.00% 2027	1,000	1,174
Thruway Auth., General Rev. Junior Indebtedness Obligations, Series 2013-A, 5.00% 2019	250	264
Thruway Auth., General Rev. Junior Indebtedness Obligations, Series 2016-A, 5.25% 2056	250	290
Thruway Auth., Local Highway and Bridge Service Contract Rev. Ref. Bonds, Series 2009, 5.00% 2020	1,000	1,075
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2016, AMT, 5.00% 2020	500	536
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2016, AMT, 5.00% 2026	500	538
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2016, AMT, 5.00% 2031	2,500	2,670
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (Terminal One Group Association, LP Project), AMT, 5.00% 2022	1,000	1,125
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (Terminal One Group Association, LP Project), AMT, 5.00% 2023	500	569
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 5.00% 2034	500	557
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 5.00% 2046	1,000	1,095
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 5.25% 2050	500	555
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2010-A-1, 5.00% 2019	1,000	1,078
TSASC, Inc., Tobacco Settlement Bonds, Series 2017-A, 5.00% 2022	1,000	1,132
TSASC, Inc., Tobacco Settlement Bonds, Series 2017-A, 5.00% 2025	750	876
Urban Dev. Corp., Rev. Bonds (General Purpose), Series 2014-A, 5.00% 2027	1,500	1,785
Urban Dev. Corp., Service Contract Rev. Ref. Bonds, Series 2010-A-2, 5.00% 2020	1,000	1,083
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2016-A, 5.00% 2032	1,000	1,181
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2016-A, 5.00% 2035	300	350
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2017-A, 5.00% 2034	1,000	1,187
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (State Facs. and Equipment), Series 2009-B-1, 5.25% 2038 (preref. 2019)	1,000	1,057
Utility Debt Securitization Auth., Restructuring Bonds, Series 2017, 5.00% 2040	2,250	2,689
		107,858
City & county issuers 42.27%
City of Albany, Capital Resource Corp., Rev. Bonds (St. Peter’s Hospital of the City of Albany Project), Series 2011, 6.25% 2038 (preref. 2020)	1,000	1,149
City of Albany, Capital Resource Corp., Taxable Rev. Bonds (Empire Commons Student Housing, Inc. Ref. Project), Series 2016-B, 5.00% 2032	400	466
City of Albany, Industrial Dev. Agcy., Civic Fac. Rev. Ref. Bonds (St. Peter’s Hospital of the City of Albany Project), Series 2008-A, 5.25% 2027 (preref. 2017)	250	250
Town of Amherst, Dev. Corp., Student Housing Fac. Rev. Ref. Bonds (UBF Faculty-Student Housing Corp.-Greiner and Hadley Rev. Ref. Projects at SUNY Buffalo), Series 2017-A, Assured Guaranty Municipal insured, 5.00% 2030	500	607
Brooklyn Arena Local Dev. Corp., Pilot Rev. Ref. Bonds (Brooklyn Events Center LLC), Series 2016-A, 5.00% 2042	1,500	1,678
Brooklyn Arena Local Dev. Corp., Pilot Rev. Ref. Bonds (Brooklyn Events Center LLC), Series 2016-A, Assured Guaranty Municipal insured, 4.00% 2034	240	256
Brooklyn Arena Local Dev. Corp., Pilot Rev. Ref. Bonds (Brooklyn Events Center LLC), Series 2016-A, 5.00% 2030	500	579

American Funds Tax-Exempt Fund of New York — Page 3 of 9

unaudited

Bonds, notes & other debt instruments New York (continued) City & county issuers (continued)	Principal?amount (000)	Value (000)
Buffalo and Erie County, Industrial Land Dev. Corp., Obligated Group Rev. Bonds (Catholic Health System, Inc. Project), Series 2015, 5.00% 2023	$800	$928
Buffalo and Erie County, Industrial Land Dev. Corp., Obligated Group Rev. Bonds (Catholic Health System, Inc. Project), Series 2015, 5.00% 2040	1,050	1,149
Buffalo and Erie County, Industrial Land Dev. Corp., Obligated Group Rev. Bonds (Catholic Health System, Inc. Project), Series 2015, 5.25% 2035	500	564
Buffalo and Erie County, Industrial Land Dev. Corp., Rev. Bonds (Buffalo State College Foundation Housing Corp. Project), Series 2011-A, 5.375% 2041	1,400	1,565
Buffalo and Erie County, Industrial Land Dev. Corp., Rev. Bonds (Tapestry Charter School Project), Series 2017-A, 5.00% 2047	500	519
Build NYC Resource Corp., Rev. Bonds (Bronx Charter School for Excellence Project), Series 2013-A, 4.00% 2019	485	498
Build NYC Resource Corp., Rev. Bonds (Bronx Charter School for Excellence Project), Series 2013-A, 4.00% 2021	525	550
Build NYC Resource Corp., Rev. Bonds (Bronx Charter School for Excellence Project), Series 2013-A, 4.00% 2022	545	572
Build NYC Resource Corp., Rev. Bonds (Bronx Charter School for Excellence Project), Series 2013-A, 5.50% 2043	1,000	1,037
Build NYC Resource Corp., Rev. Bonds (Manhattan College Project), Series 2017, 5.00% 2033	450	527
Build NYC Resource Corp., Rev. Bonds (YMCA of Greater New York Project), 5.00% 2040	500	565
Build NYC Resource Corp., Solid Waste Disposal Rev. Bonds (Pratt Paper (NY), Inc. Project), Series 2014, AMT, 4.50% 20251	450	489
Build NYC Resource Corp., Solid Waste Disposal Rev. Bonds (Pratt Paper (NY), Inc. Project), Series 2014, AMT, 5.00% 20351	250	269
Dutchess County, Local Dev. Corp., Rev. Bonds (Culinary Institute of America Project), Series 2016-A-1, 5.00% 2032	400	456
Dutchess County, Local Dev. Corp., Rev. Ref. Bonds (Health Quest Systems, Inc. Project), Series 2010, 5.75% 2030	500	559
Dutchess County, Local Dev. Corp., Rev. Ref. Bonds (Health Quest Systems, Inc. Project), Series 2010, 5.75% 2040	1,000	1,109
Dutchess County, Local Dev. Corp., Rev. Ref. Bonds (Health Quest Systems, Inc. Project), Series 2014-A, 5.00% 2028	430	497
Erie County, Industrial Dev. Agcy., School Fac. Rev. Bonds (City School Dist. of the City of Buffalo Project), Series 2011-A, 5.25% 2025	500	567
Erie County, Industrial Dev. Agcy., School Fac. Rev. Ref. Bonds (City School Dist. of the City of Buffalo Project), Series 2012-A, 5.00% 2021	500	564
Erie County, Industrial Dev. Agcy., School Fac. Rev. Ref. Bonds (City School Dist. of the City of Buffalo Project), Series 2013-A, 5.00% 2027	790	923
Various Purpose G.O. Bonds, Series 2014-A, 5.00% 2028	1,250	1,458
Various Purpose G.O. Bonds, Series 2016-A, 5.00% 2027	850	1,026
Various Purpose G.O. Bonds, Series 2016-B, 5.00% 2025	1,000	1,207
City of Glen Cove, Local Econ. Assistance Corp., Convertible Capital Appreciation Rev. Bonds (Garvies Point Public Improvement Project), Series 2016-C, 0% 20553	500	387
Town of Hempstead, Local Dev. Corp., Rev. Bonds (Hofstra University Project), Series 2011, 5.00% 2027	1,300	1,454
Town of Hempstead, Local Dev. Corp., Rev. Bonds (Hofstra University Project), Series 2011, 5.00% 2041	800	884
Town of Hempstead, Local Dev. Corp., Rev. Ref. Bonds (Molloy College Project), Series 2017, 5.00% 2033	480	554
Town of Hempstead, Local Dev. Corp., Rev. Ref. Bonds (Molloy College Project), Series 2017, 5.00% 2034	810	930
Town of Hempstead, Local Dev. Corp., Rev. Ref. Bonds (Molloy College Project), Series 2017, 5.00% 2037	630	719
Jefferson County, Civic Fac. Dev. Corp., Rev. Bonds (Samaritan Medical Center Project), Series 2017-A, 4.00% 2042	250	248
Jefferson County, Civic Fac. Dev. Corp., Rev. Bonds (Samaritan Medical Center Project), Series 2017-A, 4.00% 2047	500	490
Jefferson County, Civic Fac. Dev. Corp., Rev. Bonds (Samaritan Medical Center Project), Series 2017-A, 5.00% 2037	1,000	1,118

American Funds Tax-Exempt Fund of New York — Page 4 of 9

unaudited

Bonds, notes & other debt instruments New York (continued) City & county issuers (continued)	Principal?amount (000)	Value (000)
Long Island Power Auth., Electric System General Rev. Bonds, Series 2011-A, 5.00% 2038 (preref. 2021)	$500	$553
Long Island Power Auth., Electric System General Rev. Bonds, Series 2014-A, 5.00% 2044	740	837
Long Island Power Auth., Electric System General Rev. Bonds, Series 2014-C, (1-month USD-LIBOR x 0.70 + 0.65%) 1.515% 2033 (put 2018)2	1,000	1,002
Long Island Power Auth., Electric System General Rev. Bonds, Series 2015-B, 5.00% 2035	1,215	1,397
Long Island Power Auth., Electric System General Rev. Bonds, Series 2015-B, 5.00% 2038	750	858
Long Island Power Auth., Electric System General Rev. Bonds, Series 2015-C, (1-month USD-LIBOR x 0.70 + 0.88%) 1.745% 2033 (put 2018)2	300	301
Monroe County, Industrial Dev. Agcy., School Fac. Rev. Bonds (Rochester Schools Modernization Project), Series 2012-A, 5.00% 2021	1,000	1,129
Monroe County, Industrial Dev. Corp., Rev. Bonds (Highland Hospital of Rochester Project), Series 2015, 5.00% 2033	430	491
Monroe County, Industrial Dev. Corp., Rev. Bonds (Highland Hospital of Rochester Project), Series 2015, 5.00% 2034	380	432
Nassau County, G.O. General Improvement Bonds, Series 2016-B, 5.00% 2023	750	882
Nassau County, G.O. General Improvement Bonds, Series 2016-C, 5.00% 2042	700	798
Nassau County, G.O. General Improvement Ref. Bonds, Series 2016-A, 5.00% 2030	1,795	2,125
Nassau County, Local Econ. Assistance Corp., Rev. Ref. Bonds (Winthrop-University Hospital Association Project), Series 2012, 5.00% 2037	500	538
Nassau County, Tobacco Settlement Corp., Tobacco Settlement Asset-Backed Current Interest Bonds, Series 2006-A-3, 5.125% 2046	705	692
City of New Rochelle, Local Dev. Rev. Bonds (Iona College Project), Series 2015-A, 5.00% 2022	270	303
City of New Rochelle, Local Dev. Rev. Bonds (Iona College Project), Series 2015-A, 5.00% 2045	250	271
City of New York, G.O. Bonds, Fiscal 2017, Series 2016-A-1, 5.00% 2034	1,000	1,180
City of New York, G.O. Bonds, Fiscal 2018, Series B-1, 5.00% 2035	1,000	1,192
City of New York, G.O. Bonds, Series 2008-J-4, (SIFMA Municipal Swap Index + 0.55%) 1.47% 20252	1,500	1,500
City of New York, G.O. Bonds, Series 2008-L-1, 5.00% 2023	1,000	1,017
City of New York, G.O. Bonds, Series 2015-A, 5.00% 2026	1,000	1,217
City of New York, G.O. Bonds, Series 2015-C, 5.00% 2028	500	595
City of New York, G.O. Bonds, Series 2015-C, 5.00% 2033	1,000	1,165
City of New York, G.O. Bonds, Series 2016-C, 5.00% 2031	1,500	1,779
City of New York, G.O. Bonds, Series 2017-A, 5.00% 2027	1,500	1,859
City of New York, G.O. Bonds, Series 2017-C, 5.00% 2028	1,000	1,225
New York City Health and Hospitals Corp., Health System Rev. Ref. Bonds, Series 2010-A, 5.00% 2021	540	585
New York City Health and Hospitals Corp., Health System Rev. Ref. Bonds, Series 2010-A, 5.00% 2025	500	541
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2015-H, 2.95% 2045 (put 2026)	750	762
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2017-C-2, 1.70% 2021	400	402
New York City Housing Dev. Corp., Multi Family Rev. Bonds (8 Spruce Street), Series 2014-E, 3.50% 2048	1,670	1,695
New York City Housing Dev. Corp., Multi Family Rev. Bonds (8 Spruce Street), Series 2014-F, 4.50% 2048	500	520
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2017-A-1-A, 3.80% 2037	885	910
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2017-C-1, 3.45% 2037	1,000	1,001
New York City Industrial Dev. Agcy., Airport Facs. Rev. Ref. Bonds (Transportation Infrastructure Properties, LLC Obligated Group), Series 2012-A, AMT, 5.00% 2022	15	17
New York City Industrial Dev. Agcy., Airport Facs. Rev. Ref. Bonds (Transportation Infrastructure Properties, LLC Obligated Group), Series 2012-A, AMT, 5.00% 2028	250	270
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2011-EE, 5.375% 2043	1,000	1,119
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2014-EE, 5.00% 2045	500	575

American Funds Tax-Exempt Fund of New York — Page 5 of 9

unaudited

Bonds, notes & other debt instruments New York (continued) City & county issuers (continued)	Principal?amount (000)	Value (000)
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2015-HH, 5.00% 2039	$500	$587
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2017-DD, 5.00% 2047	1,000	1,161
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2018-BB-1, 5.00% 2046	1,250	1,456
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Ref. Bonds, Series 2017-EE, 5.00% 2033	750	905
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Ref. Bonds, Series 2017-EE, 5.00% 2036	750	895
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Series 2017-S-2, 5.00% 2036	590	695
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2017, Series 2017-C, 5.00% 2032	1,000	1,200
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2018, Series B-1, 5.00% 2045	750	876
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2015-C, 5.00% 2027	750	907
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2017-E-1, 5.00% 2043	1,000	1,161
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Fiscal 2010, Series 2010-D, 5.00% 2023	1,000	1,093
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2015-C, 5.00% 2026	1,000	1,230
Niagara Area Dev. Corp., Solid Waste Disposal Fac. Rev. Ref. Bonds (Covanta Energy Project), Series 2012-A, AMT, 5.25% 20421	375	375
Niagara Frontier Transportation Auth., Airport Rev. Ref. Bonds (Buffalo Niagara International Airport), Series 2014-A, AMT, 5.00% 2027	600	684
Niagara Frontier Transportation Auth., Airport Rev. Ref. Bonds (Buffalo Niagara International Airport), Series 2014-A, AMT, 5.00% 2028	500	565
Niagara Frontier Transportation Auth., Airport Rev. Ref. Bonds (Buffalo Niagara International Airport), Series 2014-A, AMT, 5.00% 2029	700	786
Onondaga Civic Dev. Corp., Rev. Bonds (St. Joseph’s Hospital Health Center Project), Series 2014-A, 5.125% 2031 (preref. 2019)	250	267
Onondaga County, Resource Recovery Agcy., Rev. Ref. Bonds, Series 2015-A, AMT, Assured Guaranty Municipal insured, 5.00% 2030	1,750	1,970
County of Rockland, G.O. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2024	1,000	1,170
Town of Southold, Local Dev. Corporation, Rev. Bonds (Peconic Landing at Southold, Inc. Project), Series 2015, 5.00% 2045	1,500	1,563
Suffolk County, Econ. Dev. Corp., Rev. Ref. Bonds (Catholic Health Services of Long Island Obligated Group Project), 5.00% 2028	850	939
Suffolk County, Econ. Dev. Corp., Rev. Ref. Bonds (Catholic Health Services of Long Island Obligated Group Project), 5.00% 2028 (preref. 2021)	150	170
Suffolk County, Econ. Dev. Corp., Rev. Ref. Bonds (Peconic Landing at Southold, Inc. Project), Series 2010, 5.875% 2030	1,000	1,099
Suffolk County, Rev. Ref. Bonds, Series 2017-A, Assured Guaranty Municipal insured, 5.00% 2026	540	659
Suffolk Tobacco Asset Securitization Corp., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2012-B, 5.00% 2032	750	813
City of Syracuse, Industrial Dev. Agcy., Rev. Ref. Pilot Bonds (Carousel Center Project), Series 2016-A, AMT, 5.00% 2036	650	734
Tompkins County, Dev. Corp., Continuing Care Retirement Community Rev. Bonds (Kendal at Ithaca Inc.), Series 2014-A, 5.00% 2044	1,000	1,061
Westchester County, Health Care Corp., Rev. Bonds, Series 2010-B, 6.00% 2030	130	144
Westchester County, Health Care Corp., Rev. Bonds, Series 2010-B, 6.00% 2030 (preref. 2020)	870	991
Westchester County, Health Care Corp., Rev. Bonds, Series 2011-A, 5.00% 2021	100	112
Westchester County, Local Dev. Corp., Rev. Bonds (Westchester Medical Center Obligated Group Project), Series 2016, 5.00% 2034	1,150	1,274
Westchester County, Local Dev. Corp., Rev. Bonds (Westchester Medical Center Obligated Group Project), Series 2016, 5.00% 2046	1,000	1,085
Westchester County, Local Dev. Corp., Rev. Ref. Bonds (Pace University), Series 2014-A, 5.50% 2042	450	507

American Funds Tax-Exempt Fund of New York — Page 6 of 9

unaudited

Bonds, notes & other debt instruments New York (continued) City & county issuers (continued)	Principal?amount (000)	Value (000)
City of Yonkers, G.O. Bonds, Series 2011-A, 5.00% 2019	$1,000	$1,071
City of Yonkers, G.O. Bonds, Series 2015-B, Assured Guaranty Municipal insured, 5.00% 2024	490	582
		93,889
Guam 0.76%
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2013-C, AMT, 6.375% 2043	500	570
Hotel Occupancy Tax Rev. Ref. Bonds, Series 2011-A, 6.125% 2031	500	568
Waterworks Auth., Water and Wastewater System Rev. Bonds, Series 2013, 5.00% 2028	250	273
Waterworks Auth., Water and Wastewater System Rev. Bonds, Series 2014-A, 5.00% 2029	250	274
		1,685
Puerto Rico 1.28%
Highways and Transportation Auth., Highway Rev. Ref. Bonds, Series 2003-AA-1, Assured Guaranty Municipal insured, 4.95% 2026	265	275
Highways and Transportation Auth., Transportation Rev. Ref. Bonds, Series 2002-D, Assured Guaranty Municipal insured, 5.00% 2032	660	662
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2021	200	211
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2031	750	764
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 5.00% 2020	250	228
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 5.00% 2042	300	199
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2011-A, 6.00% 2033	250	264
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-Q, 5.00% 2020	350	227
		2,830
Total bonds, notes & other debt instruments (cost: $199,121,000)		206,262
Short-term securities 7.96%
Dormitory Auth., Rev. Higher Education Commercial Paper, Series 2017, 0.82% 12/5/2017	5,100	5,100
City of New York, G.O. Bonds, Series 2006-L-5, 0.91% 20352	3,250	3,250
City of New York, G.O. Bonds, Series 2008-J-5, 0.91% 20282	200	200
City of New York, G.O. Bonds, Series 2008-L3, 0.91% 20362	600	600
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2014, Series 2013-AA-2, 0.90% 20502	1,800	1,800
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2016, Series 2015-AA-1, 0.91% 20482	600	600
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2016, Series 2015-A-4, 0.91% 20412	200	200
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2015-E-3, 0.90% 20452	1,000	1,000
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2015-E-4, 0.91% 20452	780	780
New York City Transitional Fin. Auth., New York City Recovery Bonds, Fiscal 2003, Series 2002-1-C, 0.90% 20222	2,155	2,155
Triborough Bridge and Tunnel Auth., General Rev. Bonds (Anticipation Notes), Series 2017-A-3, 2.00% 2018	2,000	2,006
Total short-term securities (cost: $17,691,000)		17,691
Total investment securities 100.84% (cost: $216,812,000)		223,953
Other assets less liabilities (0.84%)		(1,872)
Net assets 100.00%		$222,081

American Funds Tax-Exempt Fund of New York — Page 7 of 9

unaudited

1	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $5,632,000, which represented 2.54% of the net assets of the fund.
2	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
3	Step bond; coupon rate will increase at a later date.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the following inputs: benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data. For certain distressed securities, valuation may include cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts.

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

American Funds Tax-Exempt Fund of New York — Page 8 of 9

unaudited

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At October 31, 2017, all of the fund’s investments were classified as Level 2.

Key to abbreviations
Agcy. = Agency	Fncg. = Financing
AMT = Alternative Minimum Tax	G.O. = General Obligation
Auth. = Authority	LIBOR = London Interbank Offered Rate
Certs. of Part. = Certificates of Participation	LOC = Letter of Credit
Dept. = Department	Preref. = Prerefunded
Dev. = Development	Redev. = Redevelopment
Dist. = District	Ref. = Refunding
Econ. = Economic	Rev. = Revenue
Fac. = Facility	SIFMA = Securities Industry and Financial Markets Association
Facs. = Facilities	TECP = Tax-Exempt Commercial Paper
Fin. = Finance

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

MFGEFPX-041-1217O-S60735	American Funds Tax-Exempt Fund of New York — Page 9 of 9

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK

By /s/ Jerome H. Solomon
Jerome H. Solomon, President and Principal Executive Officer

Date: December 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Jerome H. Solomon
Jerome H. Solomon, President and Principal Executive Officer

Date: December 29, 2017

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: December 29, 2017